Commitment and Contingencies (Details Narrative)				3 Months Ended	9 Months Ended			12 Months Ended
	Oct. 01, 2023 USD ($) ft²	Feb. 03, 2023 USD ($)	Feb. 03, 2022 USD ($) ft²	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($) ft²	Sep. 30, 2023 CAD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) ft²	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract								20 years
Lease expiration dated escription								expiring in July 2021	expiring in July 2021
Area of land held. | ft²								4,756
Operating lease, payments		$ 1,500			$ 37,626			$ 58,723
Rental and equipment lease expenses					$ 130,910		$ 122,100	168,000		$ 63,500
Settlement Agreement [Member]
Lessee, Lease, Description [Line Items]
Reserved for settlement								$ 70,000
Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments		$ 1,500
Coastal Pride Seafood LLC [Member]
Lessee, Lease, Description [Line Items]
Area of land held. | ft²					1,100	1,100		1,100
Operating lease, payments					$ 15,000
Coastal Pride Seafood LLC [Member] | One Related Parties [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments					1,255
Coastal Pride Seafood LLC [Member] | Two Related Parties [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments					750
Coastal Pride Seafood LLC [Member] | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	1 year
Lease expiration dated escription	lease will expire on September 30, 2024.
Area of land held. | ft²	1,100
Operating lease, payments	$ 1,000
Rental and equipment lease expenses	$ 1,255
Gault Sea Food, LLC [Member]
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract			1 year
Area of land held. | ft²			9,050
Gault [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments			$ 1,000
Taste of BC Aquafarms Inc [Member]
Lessee, Lease, Description [Line Items]
Amount of lease cost recognized by lessee for lease contract.										$ 2,500
Taste of BC Aquafarms Inc [Member] | Steve And Atkinson [Member]
Lessee, Lease, Description [Line Items]
Amount of lease cost recognized by lessee for lease contract.									$ 2,590
Rental and equipment lease expenses									23,310
Taste of BC Aquafarms Inc [Member] | Kathryn Atkinson [Member]
Lessee, Lease, Description [Line Items]
Amount of lease cost recognized by lessee for lease contract.									2,370
Rental and equipment lease expenses						$ 21,330			$ 21,330
Taste of BC Aquafarms Inc [Member] | Steve and Janet Atkinson [Member]
Lessee, Lease, Description [Line Items]
Rental and equipment lease expenses						$ 23,310
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments				$ 23,200	52,200			$ 63,800
Coastal Pride Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Operating lease, payments					$ 12,045